Putnam
U.S. Core
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


[LOGO: BOSTON * LONDON * TOKYO]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/99.
Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/00.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
October 31, 1999 (Unaudited)

COMMON STOCKS (98.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Banks (3.6%)
--------------------------------------------------------------------------------------------------------------------------
              4,172  Firstar Corp.                                                                          $      122,539

Basic Industrial Products (3.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,270  Minnesota Mining & Manufacturing Co.                                                          120,729

Broadcasting (17.5%)
--------------------------------------------------------------------------------------------------------------------------
              4,450  AT&T Corp. -- Liberty Media Group, Class A (NON)                                              176,609
              3,530  CBS Corp. (NON)                                                                               172,308
              3,500  Infinity Broadcasting Corp., Class A (NON)                                                    120,969
              1,900  MediaOne Group Inc. (NON)                                                                     135,019
                                                                                                            --------------
                                                                                                                   604,905

Business Equipment and Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------
              4,826  Cendant Corp. (NON)                                                                            79,629

Computer Services and Software (9.9%)
--------------------------------------------------------------------------------------------------------------------------
              2,300  Electronic Data Systems Corp.                                                                 134,550
              1,485  Microsoft Corp. (NON)                                                                         137,455
              1,475  Oracle Corp. (NON)                                                                             70,155
                                                                                                            --------------
                                                                                                                   342,160

Conglomerates (6.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Corning Inc.                                                                                   86,488
              3,800  Tyco International Ltd.                                                                       151,763
                                                                                                            --------------
                                                                                                                   238,251

Consumer Non Durables (3.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,830  Kimberly-Clark Corp.                                                                          115,519

Electronics and Electrical Equipment (15.8%)
--------------------------------------------------------------------------------------------------------------------------
                940  Applied Materials, Inc. (NON)                                                                  84,424
                355  General Electric Co.                                                                           48,125
              1,135  Intel Corp.                                                                                    87,892
              1,935  Motorola, Inc.                                                                                188,542
              2,820  Rockwell International Corp.                                                                  136,594
                                                                                                            --------------
                                                                                                                   545,577

Insurance and Finance (9.7%)
--------------------------------------------------------------------------------------------------------------------------
                750  American Express Co.                                                                          115,500
              2,615  Citigroup, Inc.                                                                               141,537
                700  Providian Financial Corp.                                                                      76,300
                                                                                                            --------------
                                                                                                                   333,337

Oil and Gas (8.0%)
--------------------------------------------------------------------------------------------------------------------------
              5,475  Conoco, Inc.                                                                                  150,220
              3,320  Halliburton Co.                                                                               125,123
                                                                                                            --------------
                                                                                                                   275,343

Packaging and Containers (2.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,785  Sealed Air Corp. (NON)                                                                         98,844

Paper and Forest Products (2.9%)
--------------------------------------------------------------------------------------------------------------------------
              2,410  Willamette Industries, Inc.                                                                   100,166

Pharmaceuticals (5.7%)
--------------------------------------------------------------------------------------------------------------------------
              2,400  Pfizer, Inc.                                                                                   94,800
              1,300  Warner-Lambert Co.                                                                            103,756
                                                                                                            --------------
                                                                                                                   198,556

Retail (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,560  TJX Cos., Inc. (The)                                                                           42,315

Telecommunications (5.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,984  Lucent Technologies, Inc.                                                                     127,470
                650  Sprint PCS (NON)                                                                               53,909
                                                                                                            --------------
                                                                                                                   181,379
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,082,070) (b)                                                $    3,399,249
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,455,322.

  (b) The aggregate identified cost on a tax basis is $3,114,952, resulting in gross unrealized appreciation and depreciation of $394,275 and $109,978, respectively, or net unrealized appreciation of $284,297.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,082,070) (Note 1)                                               $ 3,399,249
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                        537
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,643
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          134,210
-----------------------------------------------------------------------------------------------
Receivable from Manager                                                                   8,442
-----------------------------------------------------------------------------------------------
Total assets                                                                          3,544,081

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          2,245
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         70,027
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  636
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               476
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   15,372
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        88,759
-----------------------------------------------------------------------------------------------
Net assets                                                                           $3,455,322

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                  $ 2,701,782
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                 (4,603)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                   440,964
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              317,179
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,455,322

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,455,322 divided by 304,426 shares)                                                   $11.35
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $11.35)*                                          $12.04
-----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended October 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                             $  11,056
-----------------------------------------------------------------------------------------------
Interest                                                                                    181
-----------------------------------------------------------------------------------------------
Total investment income                                                                  11,237

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         12,078
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            2,771
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,190
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,666
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,081
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,616
-----------------------------------------------------------------------------------------------
Postage                                                                                      21
-----------------------------------------------------------------------------------------------
Other                                                                                        12
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (19,201)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           17,254
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,414)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             15,840
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (4,603)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        315,051
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (127,168)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 187,883
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $ 183,280
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                    May 4, 1998
                                                                                                  (commencement
                                                                               Six months ended  of operations)
                                                                                     October 31     to April 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $     (4,603)   $     (1,358)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        315,051         139,736
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                              (127,168)        444,347
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    183,280         582,725
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gain                                         --         (12,478)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        21,256         680,539
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            204,536       1,250,786

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                         $3,250,786      $2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
of $4,603 and $--, respectively)                                                     $3,455,322      $3,250,786
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Six months
                                                                                                   ended       For the period
Per-share                                                                                        October 31      May 4, 1998+
operating performance                                                                           (Unaudited)      to April 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1999             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                $10.73            $8.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(d)                                                                           (.01)            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                   .63             2.29
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                 .62             2.28
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain                                                                                 --             (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    --             (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                      $11.35           $10.73
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                               5.78*           26.96*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $3,455           $3,251
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                          .50*             .99*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                         (.13)*           (.06)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                             155.64*          267.29*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.06 and $0.07 per share for the periods ended October 31, 1999 and April 30, 1999, respectively. (Note 2).



Notes to financial statements
October 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Core Fund ("the fund") is one of a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages or are undervalued compared to their true worth.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At October 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended October 31, 1999, fund expenses were reduced by $1,414 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,995,510 and $5,006,377, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended October 31, 1999
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                         16,919          $ 192,503
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    16,919            192,503

Shares repurchased                                 (15,551)          (171,247)
-----------------------------------------------------------------------------
Net increase                                         1,368          $  21,256
-----------------------------------------------------------------------------

                                                   For the period May 4, 1998
                                                 (commencement of operations)
                                                            to April 30, 1999
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                         80,253          $ 800,612
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,380             12,478
-----------------------------------------------------------------------------
                                                    81,633            813,090

Shares repurchased                                 (13,869)          (132,551)
-----------------------------------------------------------------------------
Net increase                                        67,764          $ 680,539
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The Trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance if 235,294 shares to Putnam Mutual Funds Corp. on May 1, 1998.

At October 31, 1999, Putnam Investments, Inc. owned 252,879 shares of the fund (83.1% of shares outstanding), valued at $2,870,177.


Results of December 2, 1999 shareholder meeting
(Unaudited)

A meeting of shareholders of the fund was held on December 2, 1999.

A proposal to amend the fund's fundamental investment restriction with respect to diversification was approved as follows: 281,497 votes for, and 0 votes against, with 0 abstentions and non-broker votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the voting securities of a single issuer was approved as follows: 281,497 votes for, and 0 votes against, with 0 abstentions and non-broker votes.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Robert R. Beck
Vice President and Fund Manager

Michael Stack
Vice President and Fund Manager

Paul Marrkand
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam U.S. Core Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


56822 12/99